Organization and Principal Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

Ritter Pharmaceuticals, Inc. (“Ritter” or the “Company”) is a Delaware corporation headquartered in Los Angeles, California. The Company was formed as a Nevada limited liability company on March 29, 2004 under the name Ritter Natural Sciences, LLC, and converted into a Delaware corporation on September 16, 2008.

Ritter Pharmaceuticals, Inc. develops therapeutic products that modulate the human gut microbiome to treat gastrointestinal diseases. The Company conducts human gut health research by exploring metabolic capacity of the gut microbiota and translating the functionality of prebiotic-based therapeutics. The Company’s lead compound, RP-G28 is currently under development for the treatment of lactose intolerance. There currently is no drug approved by the Food and Drug Administration (“FDA”) for the treatment of lactose intolerance, a debilitating disease that affects over 1 billion people worldwide.

On June 24, 2015, the Company’s registration statement on Form S-1 (File No. 333-202924) relating to its initial public offering of its common stock was declared effective by the Securities and Exchange Commission (“SEC”). The shares began trading on the NASDAQ Capital Market on June 24, 2015. The initial public offering closed on June 29, 2015, and 4,000,000 shares of common stock were sold at an initial public offering price of $5.00 per share.

The Company paid to the underwriters underwriting discounts and commissions of approximately $1.6 million in connection with the offering. In addition, the Company incurred expenses of approximately $1 million in connection with the offering. Thus, the net offering proceeds to the Company, after deducting underwriting discounts and commissions and offering expenses, were approximately $17.4 million.

NOTE 1 — ORGANIZATION AND PRINCIPAL ACTIVITIES

Ritter Pharmaceuticals, Inc. (“Ritter” or the “Company”) is a Delaware corporation headquartered in Los Angeles, California. The Company was formed as a Nevada limited liability company on March 29, 2004 under the name Ritter Natural Sciences, LLC, and converted into a Delaware corporation on September 16, 2008.

The Company is a privately held pharmaceutical company that develops novel therapeutic products that modulate the human gut microbiome to treat gastrointestinal diseases. The Company’s leading compound, RP-G28, is currently under development for the treatment of lactose intolerance. RP-G28 has the potential to become the first FDA-approved drug for the reduction of symptoms associated with lactose intolerance, a debilitating disease that affects over 1 billion people worldwide.